Receivables And Related Allowances (Schedule Of Allowances For Uncollectibles) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Receivables And Related Allowances [Abstract]
Beginning balance	$ 3,194	$ 3,953	$ 3,788
Additions charged to expense	2,678	2,646	6,658
Accounts written off, less recoveries	(2,690)	(3,405)	(6,493)
Ending balance	$ 3,182	$ 3,194	$ 3,953